Statements of Changes in Equity ₪ in Thousands, $ in Thousands	ILS (₪)	USD ($)	Share capital ILS (₪)	Share capital USD ($)	Additional paid in capital ILS (₪)	Additional paid in capital USD ($)	Treasury shares ILS (₪)	Treasury shares USD ($)	Share based payments ILS (₪)	Share based payments USD ($)	Accumulated deficit ILS (₪)	Accumulated deficit USD ($)
Balance at Dec. 31, 2014	₪ 12,959				₪ 30,904		₪ (9,425)		₪ 1,710		₪ (10,230)
Issuance of ADS net of issue costs	6,292				5,596				696
Share-based payment	1,318								1,318
Exercise of share options and warrants	104				225				(121)
Total comprehensive loss	(10,172)										(10,172)
Balance at Dec. 31, 2015	10,501				36,725		(9,425)		3,603		(20,402)
Issuance of ADS net of issue costs	31,744				30,682				1,062
Share-based payment	1,552								1,552
Exercise of share options and warrants	7				7
Total comprehensive loss	(15,317)										(15,317)
Balance at Dec. 31, 2016	28,487				67,414		(9,425)		6,217		(35,719)
Issuance of ADS net of issue costs	11,773				11,693				80
Share-based payment	5,384				642				4,742
Exercise of share options and warrants	1,432				2,470				(1,038)
Expiration of share options					620				(620)
Total comprehensive loss	(28,224)	$ (8,141)									(28,224)
Balance at Dec. 31, 2017	₪ 18,852	$ 5,438			₪ 82,839	$ 23,894	₪ (9,425)	$ (2,718)	₪ 9,381	$ 2,706	₪ (63,943)	$ (18,444)